Related party balances and transactions	12 Months Ended
Dec. 31, 2025
Related party balances and transactions
Related party balances and transactions

13. Related party balances and transactions

In 2021 and 2022, the Group recorded dividend receivable of RMB15,000,000, and collected the amount in 2023, from the nominal shareholder of Jiangxi Ruijing, the nominal shareholder is controlled by Mr. Yue (Justin) Tang. In 2024 and 2025, the Group received dividend of RMB7,500,000 and RMB15,000,000 from the nominal shareholder of Jiangxi Ruijing.

In 2022, the Group entered into agreements with Newup Bank of Liaoning (“Newup Bank”), according to which the Group charged service fees directly to Newup Bank for the intermediary service the Group provided. The Group recognized total net revenue of RMB11,370,044 during the year of 2023 in connection with the service fees of facilitation service for loans. Accounts receivable and contract assets amounted to RMB1,096,251 with respect to December 31, 2023, which had been fully settled in 2024.

The terms of the agreements with the related parties are determined based on contracted prices negotiated with other parties in normal commercial terms.